Cover Page	Jul. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 02, 2026
Entity Registrant Name	Core Molding Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12505
Entity Tax Identification Number	31-1481870
Entity Address, Address Line One	800 Manor Park Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43228-0183
City Area Code	614
Local Phone Number	870-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CMT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001026655
Amendment Flag	false